Other Disclosures (Tables)	6 Months Ended
Jun. 30, 2018
Other Disclosures
Summary of transactions with related parties and the amounts owed to/by related parties

	Six-Month Period ended June 30,
	2018	2017
	USD `000	USD `000
Purchase of services from NB	47	42
Danish Legal Services	311	687
Consulting Services	39	126

	June 30, 2018	December 31, 2017
	USD `000	USD `000

Amounts owed to related parties (excluding VAT)	173	283
Amounts owed by related parties	—	—